Derivative Instruments (Details Textual) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)
Derivatives Instruments (Textual) [Abstract]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 90.9	€ 70.1
Derivative Fair value Liabilities, net	$ (0.6)		$ (10.0)